Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net
5.	Property and equipment, net
Property and equipment, net consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Gross carrying amount
Computer and transmission equipment	96,712,005	100,007,413
Leasehold improvements	24,726,231	24,462,607
Furniture and office equipment	6,370,893	7,272,327
Motor vehicles	410,200	410,200

Total	128,219,329	132,152,547
Less: accumulated depreciation	(90,427,641)	(107,041,834)

Property and equipment, net	37,791,688	25,110,713

Depreciation expense was RMB32,814,894, RMB21,126,504 and RMB18,275,703 for the years ended December 31, 2019, 2020 and 2021, respectively.